UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Short Duration Diversified Income Fund (EVG)

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2018

Eaton Vance

Short Duration Diversified Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	44

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA and Sarah C. Orvin, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	1.49%	4.87%	4.11%	5.83%
Fund at Market Price	—	–1.25	1.58	2.35	5.79

% Premium/Discount to NAV[2]
					–9.91%

Distributions[3]
Total Distributions per share for the period					$0.459
Distribution Rate at NAV					6.10%
Distribution Rate at Market Price					6.77%

% Total Leverage[4]
Derivatives					19.64%
Borrowings					20.49

Fund Profile

Asset Allocation (% of total leveraged assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, the returns would be lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution rate.

[4]

The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]

Total leveraged assets include all assets of the Fund (including those acquired with financial leverage) and derivatives held by the Fund. Asset Allocation as a percentage of the Fund’s net assets amounted to 167.0%. Please refer to the definition of total leveraged assets within the Notes to Financial Statements included herein.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 35.0%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.5%
TransDigm, Inc.
Term Loan, 4.79%, (USD LIBOR + 2.75%), Maturing June 9, 2023(2)	972	$977,660
Term Loan, 4.71%, (USD LIBOR + 2.50%), Maturing August 22, 2024(2)	493	495,664
		$1,473,324

Automotive — 1.0%
Allison Transmission, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	232	$234,608
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	75	75,327
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	282	284,344
Dayco Products, LLC
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	174	174,773
FCA US, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	216	216,730
Federal-Mogul Holdings Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	517	522,762
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	385,410
Horizon Global Corporation
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	73	73,769
Sage Automotive Interiors, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	123	124,980
Tower Automotive Holdings USA, LLC
Term Loan, 4.69%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	516	518,536
		$2,611,239

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	335	$301,760
		$301,760

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	103	$103,270
Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.40% PIK)), Maturing May 23, 2021	215	215,647
Oz Management L.P.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	100	100,625
Salient Partners L.P.
Term Loan, 10.40%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	128	126,326
		$545,868

Building and Development — 0.8%
Core & Main L.P.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing August 1, 2024(2)	124	$125,152
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	390	393,733
DTZ U.S. Borrower, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	561	562,687
Quikrete Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	433	435,072
RE/MAX International, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	397	398,859
Summit Materials Companies I, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	125	125,584
		$2,041,087

Business Equipment and Services — 4.1%
Acosta Holdco, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	529	$434,908
Ceridian HCM Holding, Inc.
Term Loan, Maturing April 5, 2025(3)	225	226,969
Change Healthcare Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	1,163	1,169,157

4	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Corporate Capital Trust, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	1,042	$1,045,711
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	244	247,620
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	223	224,848
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	200	200,500
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(8)	67	31,992
Term Loan, 0.00%, Maturing July 2, 2020(4)(8)	152	0
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	535	540,400
Extreme Reach, Inc.
Term Loan, 8.16%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	101	100,587
First Data Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	481	483,228
Garda World Security Corporation
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	318	321,778
IG Investment Holdings, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	433	438,331
Information Resources, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	173	174,956
ION Trading Technologies S.a.r.l.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing November 21, 2024	349	345,634
Iron Mountain, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	125	124,727
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	173	173,881
KAR Auction Services, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	349	351,041

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Kronos Incorporated
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		1,040	$1,050,166
LegalZoom.com, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		125	126,090
Monitronics International, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		391	380,178
ON Assignment, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing February 21, 2025		72	72,237
PGX Holdings, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		332	323,867
Pre-Paid Legal Services, Inc.
Term Loan, Maturing April 17, 2025(3)		75	75,859
Prime Security Services Borrower, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		297	298,796
Red Ventures, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		199	201,695
Solera, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		124	125,029
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		613	617,988
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	200	242,476
Tempo Acquisition, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		149	149,861
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		300	301,617
Vantiv, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 14, 2023		81	81,532
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		200	201,500
West Corporation
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		175	175,476
			$11,060,635

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 1.6%
Charter Communications Operating, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	549	$551,867
CSC Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	455	455,293
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	200	200,834
MCC Iowa, LLC
Term Loan, 3.75%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	167	167,489
Numericable Group S.A.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	322	319,035
Radiate Holdco, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	175	173,341
Telenet Financing USD, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	50	50,295
Unitymedia Finance, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	150	150,109
UPC Financing Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	450	451,406
Virgin Media Bristol, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,275	1,282,881
Ziggo Secured Finance Partnership
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	625	622,873
		$4,425,423

Chemicals and Plastics — 1.5%
Ashland, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 17, 2024	99	$100,193
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	367	368,498
Emerald Performance Materials, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	336	339,456
Term Loan - Second Lien, 9.65%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022	100	100,292

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ferro Corporation
Term Loan, Maturing February 14, 2024(3)		49	$49,725
Term Loan, Maturing February 14, 2024(3)		51	50,806
Gemini HDPE, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		358	360,517
H.B. Fuller Company
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		323	324,663
Ineos US Finance, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		524	526,183
Invictus US, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing January 24, 2025		75	75,668
Kraton Polymers, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		59	59,190
MacDermid, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		258	259,646
PQ Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		346	348,285
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	169	204,596
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(5)		11	11,306
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		114	114,319
Tata Chemicals North America, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		161	162,840
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		158	160,148
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		365	369,572
Unifrax Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		199	201,114
			$4,187,017

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%
Spectrum Brands, Inc.
Term Loan, 3.96%, (USD LIBOR + 2.00%), Maturing June 23, 2022(2)		323	$323,297
			$323,297

Containers and Glass Products — 0.5%
BWAY Holding Company
Term Loan, 5.59%, (USD LIBOR + 3.25%), Maturing April 3, 2024(2)		239	$240,538
Consolidated Container Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing May 22, 2024		249	250,877
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	278	336,536
Pelican Products, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing April 11, 2020		416	417,112
			$1,245,063

Cosmetics / Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 5.90%, (1 week USD LIBOR + 4.00%), Maturing May 15, 2023		246	$248,450
			$248,450

Drugs — 1.4%
Alkermes, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		71	$71,953
Amneal Pharmaceuticals, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		627	627,339
Arbor Pharmaceuticals, Inc.
Term Loan, 6.99%, (2 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		265	263,364
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		769	766,624
Horizon Pharma, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		563	567,021
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		641	638,119
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		125	124,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
PharMerica Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	125	$125,859
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	672	680,117
		$3,865,220

Ecological Services and Equipment — 0.3%
Charah, LLC
Term Loan, 8.21%, (USD LIBOR + 6.25%), Maturing October 25, 2024(2)	98	$99,474
EnergySolutions, LLC
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	459	464,394
GFL Environmental, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	148	148,212
		$712,080

Electronics / Electrical — 3.8%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	423	$423,272
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	30	29,379
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	348	351,708
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	329	330,947
Campaign Monitor Finance Pty. Limited
Term Loan, 7.55%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	117	117,636
CommScope, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	124	124,967
Cypress Semiconductor Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	185	186,060
DigiCert, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	150	150,633

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electrical Components International, Inc.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	603	$604,826
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	222	225,243
Epicor Software Corporation
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	25	25,098
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	100	100,619
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	75	75,654
Flexera Software, LLC
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	25	25,161
Go Daddy Operating Company, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	818	822,471
GTCR Valor Companies, Inc.
Term Loan, 5.31%, (2 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	121	122,427
Hyland Software, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	99	100,276
Infoblox, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	145	147,724
Informatica, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	354	357,393
Lattice Semiconductor Corporation
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	87	87,877
MA FinanceCo., LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	872	870,544
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	26	25,570
MTS Systems Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	223	224,620
Renaissance Learning, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	121	121,682

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023	222	$223,610
Seattle Spinco, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	174	172,900
SkillSoft Corporation
Term Loan, 6.65%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	680	645,904
SolarWinds Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	175	175,795
Southwire Company
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing February 10, 2021	391	392,115
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	221	222,743
SS&C Technologies, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025	597	602,024
SurveyMonkey, Inc.
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	298	294,773
Tibco Software, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	149	149,725
Uber Technologies
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	320	323,126
Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	225	227,391
VeriFone, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	483	484,912
Vero Parent, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 19, 2024	224	224,784
Wall Street Systems Delaware, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	125	124,921
Western Digital Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	344	346,337
		$10,262,847

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	744	$746,759
Delos Finance S.a.r.l.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	425	428,409
Flying Fortress, Inc.
Term Loan, 4.05%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022	500	503,527
		$1,678,695

Farming / Agriculture — 0.0%(6)
Mastronardi Produce Limited
Term Loan, Maturing April 18, 2025(3)	50	$50,500
		$50,500

Financial Intermediaries — 1.6%
Armor Holding II, LLC
Term Loan, 6.81%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	407	$411,223
Citco Funding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	657	663,283
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	175	175,763
Ditech Holding Corporation
Term Loan, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	548	515,366
Donnelley Financial Solutions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	49	48,875
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	50	50,500
FinCo I, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	199	201,358
Focus Financial Partners, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	224	225,806
Freedom Mortgage Corporation
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	171	174,235
Greenhill & Co., Inc.
Term Loan, 5.73%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	148	149,421

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
GreenSky Holdings, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	200	$200,750
Guggenheim Partners, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	190	190,621
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	75	75,188
LPL Holdings, Inc.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	248	249,472
NXT Capital, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	395	399,444
Quality Care Properties, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	469	474,926
StepStone Group L.P.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	100	100,625
Walker & Dunlop, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	119	120,015
		$4,426,871

Food Products — 1.0%
Alphabet Holding Company, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	373	$323,142
CHG PPC Parent, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	75	75,591
Del Monte Foods, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	120	101,684
High Liner Foods Incorporated
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	134	131,200
HLF Financing S.a.r.l.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	208	210,987
Jacobs Douwe Egberts International B.V.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	320	323,010

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,089	$1,089,408
Nomad Foods Europe Midco Limited
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	100	100,406
Post Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	273	274,449
		$2,629,877

Food Service — 0.2%
Aramark Services, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	150	$150,794
IRB Holding Corp.
Term Loan, 5.19%, (USD LIBOR + 3.25%), Maturing February 5, 2025(2)	125	126,406
KFC Holding Co.
Term Loan, 3.64%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	172	173,892
		$451,092

Food/Drug Retailers — 0.3%
Albertsons, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	227	$225,420
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	491	486,318
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	81	82,062
		$793,800

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	171	$173,514
		$173,514

Health Care — 3.6%
ADMI Corp.
Term Loan, Maturing April 4, 2025(3)	250	$251,133
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	159	156,735

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	124	$125,202
Avantor, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	200	201,931
Beaver-Visitec International, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	148	148,489
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)	442	446,529
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing December 31, 2019	362	356,736
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	50	50,141
DaVita HealthCare Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	330	333,369
DJO Finance, LLC
Term Loan, 5.36%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	389	391,228
Envision Healthcare Corporation
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	748	753,092
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	99	99,398
Greatbatch Ltd.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	141	142,054
Hanger, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	150	150,562
INC Research, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	71	71,786
Indivior Finance S.a.r.l.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	324	327,429
Inovalon Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	175	174,125
Kindred Healthcare, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	726	728,801

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Kinetic Concepts, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	496	$500,205
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	294	296,519
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	50	50,875
Medical Depot Holdings, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	145	136,912
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	379	381,159
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	100	100,249
New Millennium Holdco, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	87	31,140
Opal Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	288	283,121
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	528	531,944
Parexel International Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	398	400,040
Prospect Medical Holdings, Inc.
Term Loan, 7.44%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	175	175,656
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	572	575,715
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	224	225,274
Select Medical Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	248	249,614
Surgery Center Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	149	149,754
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	124	125,355

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
U.S. Anesthesia Partners, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	174	$174,871
Wink Holdco, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	324	323,782
		$9,620,925

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 5.70%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	790	$717,122
		$717,122

Industrial Equipment — 1.3%
Apex Tool Group, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	373	$374,403
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	320	321,257
DexKo Global, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	125	126,220
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	688	694,913
Filtration Group Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	250	252,604
Gardner Denver, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	199	200,393
Gates Global, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	370	372,881
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	196	198,070
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	25	25,092
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	150	151,500

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing March 17, 2022(2)		131	$132,119
Titan Acquisition Limited
Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		425	426,096
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	175	213,355
			$3,488,903

Insurance — 1.1%
Alliant Holdings I, Inc.
Term Loan, Maturing August 12, 2022(3)		246	$248,052
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		920	926,786
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 3, 2023		418	421,800
Hub International Limited
Term Loan, Maturing April 25, 2025(3)		725	730,591
Sedgwick Claims Management Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		175	175,281
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		398	399,493
			$2,902,003

Leisure Goods / Activities / Movies — 1.2%
AMC Entertainment, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		390	$392,316
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		99	99,100
Ancestry.com Operations, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		124	124,790
Bombardier Recreational Products, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		813	818,725
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		192	192,510
ClubCorp Holdings, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		269	270,393

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Crown Finance US, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	300	$300,068
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	110	110,223
Emerald Expositions Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	174	175,641
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	45	44,738
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025	345	346,724
SRAM, LLC
Term Loan, 4.74%, (USD LIBOR + 2.75%), Maturing March 15, 2024(2)	261	261,665
Steinway Musical Instruments, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	125	126,094
		$3,262,987

Lodging and Casinos — 1.2%
Aristocrat Leisure Limited
Term Loan, 4.36%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	100	$100,427
CityCenter Holdings, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	347	349,682
Golden Nugget, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	124	125,071
GVC Holdings PLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing March 15, 2024	150	150,188
Hanjin International Corp.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	75	75,398
Hilton Worldwide Finance, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	733	739,825
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023	368	370,371
Playa Resorts Holding B.V.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2024	348	350,376

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Stars Group Holdings B.V. (The)
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2025	628	$632,144
VICI Properties 1, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	239	239,879
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(3)	200	201,771
		$3,335,132

Nonferrous Metals/Minerals — 0.4%
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	273	$276,356
Global Brass & Copper, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	148	149,227
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	353	314,427
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(4)(7)	5	3,137
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(8)	78	6,745
Oxbow Carbon, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	99	100,108
Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	125	127,500
		$977,500

Oil and Gas — 0.8%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022	78	$84,316
Apergy Corp.
Term Loan, Maturing April 20, 2025(3)	50	50,354
BCP Raptor, LLC
Term Loan, 6.31%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	124	125,432
Fieldwood Energy, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	196	196,970

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Green Plains Renewable Energy, Inc.
Term Loan, 7.41%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	149	$151,302
McDermott Technology Americas, Inc.
Term Loan, Maturing March 27, 2025(3)	175	174,250
Medallion Midland Acquisition, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	100	100,311
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	202	202,849
PSC Industrial Holdings Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	125	124,843
Sheridan Investment Partners II L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	27	23,848
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	73	63,944
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	525	459,673
Sheridan Production Partners I, LLC
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17	14,426
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	28	23,618
Term Loan, 5.53%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	209	178,239
Ultra Resources, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	250	235,000
		$2,209,375

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	174	$175,061
Getty Images, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	533	508,351
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	195	197,291
Lamar Media Corporation
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	75	75,281

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
LSC Communications, Inc.
Term Loan, 7.40%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	180	$181,125
Merrill Communications, LLC
Term Loan, 7.61%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	109	110,331
ProQuest, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	317	321,225
Tweddle Group, Inc.
Term Loan, 8.36%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(4)	139	65,333
		$1,633,998

Radio and Television — 0.8%
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	195	$196,760
Cumulus Media Holdings, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	696	592,571
Entravision Communications Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	174	173,908
Hubbard Radio, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	113	113,361
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(8)	450	360,000
Raycom TV Broadcasting, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	174	174,560
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(3)	450	452,578
		$2,063,738

Retailers (Except Food and Drug) — 1.2%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	273	$239,567
Bass Pro Group, LLC
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	249	250,460
BJ’s Wholesale Club, Inc.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	174	174,605

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
CDW, LLC
Term Loan, 4.06%, (3 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	356	$358,917
David’s Bridal, Inc.
Term Loan, 6.31%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	360	311,571
Evergreen Acqco 1 L.P.
Term Loan, 6.11%, (USD LIBOR + 3.75%), Maturing July 9, 2019(2)	362	352,060
Global Appliance, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	149	151,952
Go Wireless, Inc.
Term Loan, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	123	123,900
J. Crew Group, Inc.
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(4)	527	352,694
LSF9 Atlantis Holdings, LLC
Term Loan, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	172	169,680
Michaels Stores, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	205	206,330
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	96	89,272
Shutterfly, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	75	75,750
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	100	98,899
Vivid Seats Ltd.
Term Loan, 5.40%, (1 week USD LIBOR + 3.50%), Maturing June 30, 2024	174	174,230
		$3,129,887

Steel — 0.3%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	249	$251,624
GrafTech Finance, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	275	275,859

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)
Neenah Foundry Company
Term Loan, 8.53%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	123	$122,820
Phoenix Services International, LLC
Term Loan, 5.64%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	125	126,719
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	151	151,809
		$928,831

Surface Transport — 0.2%
PODS, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	100	$100,536
Stena International S.a.r.l.
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	264	255,750
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	100,682
		$456,968

Telecommunications — 1.4%
CenturyLink, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	823	$811,879
Consolidated Communications, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	124	123,261
Digicel International Finance Limited
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	124	124,246
Frontier Communications Corp.
Term Loan, 5.66%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	248	245,489
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	219	228,698
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	250	259,938
IPC Corp.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	181	178,133

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Mitel Networks Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	75	$75,278
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	124	119,883
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	619	621,070
Syniverse Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	150	151,781
Telesat Canada
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	848	853,327
		$3,792,983

Utilities — 0.8%
Calpine Construction Finance Company L.P.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	169	$169,140
Calpine Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	877	881,321
Granite Acquisition, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	21	21,376
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	464	470,806
Invenergy Thermal Operating I, LLC
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	206	197,029
Lightstone Generation, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	17	17,562
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	272	274,298
Lonestar Generation, LLC
Term Loan, 8.00%, (3 mo. USD Prime + 3.25%), Maturing February 22, 2021	96	96,486
		$2,128,018

Total Senior Floating-Rate Loans (identified cost $94,938,797)		$94,156,029

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 20.4%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Bombardier, Inc.
6.00%, 10/15/22(9)	600	$600,000
TransDigm, Inc.
6.50%, 7/15/24	250	254,844
6.50%, 5/15/25	1,000	1,020,000
		$1,874,844

Automotive — 0.4%
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(9)	1,000	$1,060,000
		$1,060,000

Building and Development — 0.8%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	1,000	$993,750
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(9)	500	513,750
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	675	703,687
		$2,211,187

Business Equipment and Services — 1.6%
EIG Investors Corp.
10.875%, 2/1/24	960	$1,046,400
First Data Corp.
7.00%, 12/1/23(9)	1,000	1,048,880
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(9)	41	44,126
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,073,750
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	1,000	1,117,500
		$4,330,656

Cable and Satellite Television — 1.5%
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	$1,062,500
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.50%, 5/1/26(9)	1,000	976,200

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(9)	1,000	$993,550
SFR Group S.A.
6.00%, 5/15/22(9)	1,000	989,950
		$4,022,200

Conglomerates — 0.2%
TMS International Corp.
7.25%, 8/15/25(9)	625	$648,438
		$648,438

Containers and Glass Products — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(9)	1,010	$1,071,863
BWAY Holding Co.
5.50%, 4/15/24(9)	655	661,026
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	985	1,027,478
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(9)	500	499,375
		$3,259,742

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	750	$399,375
		$399,375

Drugs — 0.5%
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(9)	500	$488,125
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (9)	755	693,184
9.00%, 12/15/25 (9)	120	121,950
		$1,303,259

Ecological Services and Equipment — 0.4%
Covanta Holding Corp.
5.875%, 7/1/25	1,000	$975,000
		$975,000

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities — 0.3%
NRG Yield Operating, LLC
5.00%, 9/15/26		810	$791,775
			$791,775

Electronics / Electrical — 0.4%
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,020,000
			$1,020,000

Energy — 0.0%(6)
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(9)		75	$74,023
5.50%, 2/15/26(9)		40	38,700
			$112,723

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		645	$659,512
			$659,512

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(9)		635	$610,394
Dole Food Co., Inc.
7.25%, 6/15/25(9)		250	253,125
Iceland Bondco PLC
5.036%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	42	58,281
Post Holdings, Inc.
5.625%, 1/15/28(9)		120	115,050
			$1,036,850

Health Care — 2.5%
HCA Healthcare, Inc.
6.25%, 2/15/21		1,000	$1,053,750
inVentiv Group Holdings, Inc./inVentiv Health, Inc./ inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		600	640,500
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(9)		1,500	1,556,475
12.50%, 11/1/21(9)		525	590,625
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		1,000	1,020,410

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Polaris Intermediate Corp.
8.50%, 12/1/22(9)(11)	1,000	$1,017,500
WellCare Health Plans, Inc.
5.25%, 4/1/25	750	755,700
		$6,634,960

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	1,000	$1,039,380
Ardonagh Midco 3 PLC
8.625%, 7/15/23(9)	200	207,000
		$1,246,380

Internet Software & Services — 0.4%
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	1,010	$938,038
		$938,038

Leisure Goods / Activities / Movies — 0.7%
AMC Entertainment Holdings, Inc.
6.125%, 5/15/27	2,000	$1,945,000
Viking Cruises, Ltd.
5.875%, 9/15/27(9)	55	53,212
		$1,998,212

Lodging and Casinos — 1.5%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	936	$896,220
Golden Nugget, Inc.
8.75%, 10/1/25(9)	1,000	1,047,500
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	55	52,937
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	1,000	972,300
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22(9)	1,000	1,097,500
		$4,066,457

Metals / Mining — 0.4%
Teck Resources, Ltd.
8.50%, 6/1/24(9)	1,000	$1,118,750
		$1,118,750

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.9%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	1,000	$927,500
First Quantum Minerals, Ltd.
7.25%, 4/1/23(9)	1,000	999,800
New Gold, Inc.
6.25%, 11/15/22(9)	500	511,250
		$2,438,550

Oil and Gas — 2.3%
Ensco PLC
7.75%, 2/1/26	40	$37,750
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(9)	1,000	1,040,000
Matador Resources Co.
6.875%, 4/15/23	1,000	1,047,500
Oasis Petroleum, Inc.
6.875%, 1/15/23	1,000	1,030,000
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(9)	1,000	1,047,500
Whiting Petroleum Corp.
6.625%, 1/15/26(9)	1,000	1,026,250
WildHorse Resource Development Corp.
6.875%, 2/1/25	1,000	1,020,000
		$6,249,000

Packaging & Containers — 0.1%
ARD Securities Finance S.a.r.l.
8.75%, 1/31/23(9)(11)	200	$211,500
		$211,500

Publishing — 0.4%
Laureate Education, Inc.
8.25%, 5/1/25(9)	975	$1,053,000
		$1,053,000

Radio and Television — 0.2%
CBS Radio, Inc.
7.25%, 11/1/24(9)	400	$408,000
		$408,000

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(9)	300	$305,250
		$305,250

Surface Transport — 0.4%
Debt and Asset Trading Corp.
1.00%, 10/10/25(12)	1,060	$747,300
Park Aerospace Holdings, Ltd.
5.50%, 2/15/24(9)	350	340,813
		$1,088,113

Technology — 0.4%
Dell International, LLC/EMC Corp.
7.125%, 6/15/24(9)	895	$954,025
		$954,025

Telecommunications — 0.8%
CenturyLink, Inc.
7.50%, 4/1/24	595	$608,387
Hughes Satellite Systems Corp.
6.625%, 8/1/26	470	467,650
Sprint Capital Corp.
6.875%, 11/15/28	225	230,063
Sprint Communications, Inc.
6.00%, 11/15/22	25	25,594
Sprint Corp.
7.875%, 9/15/23	750	806,250
		$2,137,944

Utilities — 0.1%
AES Corp. (The)
5.50%, 4/15/25	14	$14,385
Calpine Corp.
5.25%, 6/1/26(9)	75	72,047
TerraForm Power Operating, LLC
4.25%, 1/31/23(9)	45	43,087
5.00%, 1/31/28(9)	70	65,800
		$195,319

Total Corporate Bonds & Notes (identified cost $55,749,635)		$54,749,059

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.2%
Security		Principal Amount (000’s omitted)	Value

India — 0.2%
Export-Import Bank of India
3.375%, 8/5/26(12)		$625	$580,520

Total Foreign Corporate Bonds (identified cost $614,716)			$580,520

Foreign Government Securities — 9.4%
Security		Principal Amount* (000’s omitted)	Value

Albania — 0.8%
Republic of Albania
5.75%, 11/12/20(12)	EUR	1,540	$2,070,650
Total Albania			$2,070,650

Argentina — 0.1%
Republic of Argentina
3.875%, 1/15/22(12)	EUR	175	$216,311
Total Argentina			$216,311

Armenia — 0.4%
Republic of Armenia
7.15%, 3/26/25(12)		1,050	$1,131,769
Total Armenia			$1,131,769

Bahamas — 0.7%
Commonwealth of Bahamas
5.75%, 1/16/24(12)		1,800	$1,863,000
Total Bahamas			$1,863,000

Barbados — 0.3%
Barbados Government International Bond
6.625%, 12/5/35(12)		855	$662,625
7.25%, 12/15/21(12)		300	264,000
Total Barbados			$926,625

Belarus — 0.2%
Republic of Belarus
6.875%, 2/28/23(12)		200	$209,894
7.625%, 6/29/27(12)		200	215,630
Total Belarus			$425,524

Security		Principal Amount* (000’s omitted)	Value

Cyprus — 0.2%
Republic of Cyprus
4.25%, 11/4/25(12)	EUR	450	$617,707
Total Cyprus			$617,707

Dominican Republic — 0.5%
Dominican Republic International Bond
8.625%, 4/20/27(12)		1,129	$1,325,446
Total Dominican Republic			$1,325,446

Ecuador — 0.1%
Republic of Ecuador
7.95%, 6/20/24(12)		200	$188,750
Total Ecuador			$188,750

Egypt — 0.1%
Egypt Government International Bond
6.125%, 1/31/22(12)		400	$411,240
Total Egypt			$411,240

El Salvador — 0.8%
Republic of El Salvador
6.375%, 1/18/27(12)		1,508	$1,494,805
8.25%, 4/10/32(12)		182	201,478
8.625%, 2/28/29(12)		418	478,610
Total El Salvador			$2,174,893

Fiji — 0.3%
Republic of Fiji
6.625%, 10/2/20(12)		929	$938,281
Total Fiji			$938,281

Georgia — 0.3%
Republic of Georgia
6.875%, 4/12/21(12)		700	$755,289
Total Georgia			$755,289

Greece — 0.1%
Hellenic Republic Government Bond
3.50%, 1/30/23(12)	EUR	160	$199,339
Total Greece			$199,339

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Honduras — 0.5%
Honduras Government International Bond
6.25%, 1/19/27(12)		150	$155,436
8.75%, 12/16/20(12)		1,202	1,316,827
Total Honduras			$1,472,263

Ivory Coast — 0.1%
Ivory Coast
5.125%, 6/15/25(12)	EUR	185	$236,661
Total Ivory Coast			$236,661

Lebanon — 0.3%
Lebanese Republic
5.15%, 11/12/18(12)		800	$801,808
Total Lebanon			$801,808

Macedonia — 0.8%
Republic of Macedonia
2.75%, 1/18/25(12)	EUR	100	$119,851
3.975%, 7/24/21(12)	EUR	1,164	1,500,448
4.875%, 12/1/20(12)	EUR	425	559,068
Total Macedonia			$2,179,367

Nigeria — 0.1%
Republic of Nigeria
6.75%, 1/28/21(12)		200	$210,665
Total Nigeria			$210,665

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		350	$358,936
Total Poland			$358,936

Rwanda — 0.6%
Republic of Rwanda
6.625%, 5/2/23(12)		1,550	$1,590,793
Total Rwanda			$1,590,793

Senegal — 0.1%
Republic of Senegal
4.75%, 3/13/28(12)	EUR	135	$162,229
Total Senegal			$162,229

Security		Principal Amount* (000’s omitted)	Value

Serbia — 0.4%
Republic of Serbia
4.875%, 2/25/20(12)		1,150	$1,172,871
Total Serbia			$1,172,871

Seychelles — 0.4%
Republic of Seychelles
8.00%, 1/1/26(12)		1,112	$1,158,637
Total Seychelles			$1,158,637

Sri Lanka — 0.7%
Republic of Sri Lanka
6.125%, 6/3/25(12)		800	$791,028
6.85%, 11/3/25(12)		1,000	1,023,856
Total Sri Lanka			$1,814,884

Suriname — 0.2%
Republic of Suriname
9.25%, 10/26/26(12)		400	$414,000
Total Suriname			$414,000

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(12)	EUR	169	$208,263
Total Tunisia			$208,263

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(12)		360	$376,200
Total Ukraine			$376,200

Total Foreign Government Securities (identified cost $24,733,470)			$25,402,401

Sovereign Loans — 1.1%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.3%
Government of Barbados
Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(10)(13)		$800	$805,081
Total Barbados			$805,081

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower	Principal Amount (000’s omitted)	Value

Kenya — 0.1%
Government of Kenya
Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(10)	$100	$100,000
Total Kenya		$100,000

Tanzania — 0.7%
Government of the United Republic of Tanzania
Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$1,900	$1,927,770
Total Tanzania		$1,927,770

Total Sovereign Loans (identified cost $2,792,878)		$2,832,851

Mortgage Pass-Throughs — 10.7%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.855%, (COF + 1.25%), with maturity at 2035(14)	$1,572	$1,617,564
6.00%, with maturity at 2029	1,138	1,246,155
6.15%, with maturity at 2027	403	438,919
6.50%, with maturity at 2032	1,201	1,329,404
7.00%, with various maturities to 2036	2,198	2,479,505
7.50%, with maturity at 2024	590	635,109
8.00%, with maturity at 2034	930	1,055,427
8.50%, with maturity at 2031	689	780,055
9.00%, with maturity at 2031	95	107,783
9.50%, with maturity at 2022	13	13,575
		$9,703,496
Federal National Mortgage Association:
3.61%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(14)	$473	$490,825
5.00%, with various maturities to 2040	2,067	2,217,598
5.50%, with various maturities to 2033	1,471	1,605,412
6.00%, with maturity at 2023	753	797,716
6.32%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(14)	591	636,482
6.50%, with various maturities to 2036	2,937	3,251,655
7.00%, with various maturities to 2037	1,451	1,617,546
7.50%, with maturity at 2035	2,219	2,494,356
8.00%, with various maturities to 2034	504	562,886
10.00%, with various maturities to 2031	54	57,995
		$13,732,471

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
4.50%, with maturity at 2047	$2,866	$2,970,869
7.50%, with maturity at 2025	888	960,068
8.00%, with maturity at 2034	1,265	1,435,556
9.50%, with maturity at 2025	40	43,448
		$5,409,941

Total Mortgage Pass-Throughs (identified cost $28,436,914)		$28,845,908

Collateralized Mortgage Obligations — 27.7%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$618	$670,697
Series 2167, Class BZ, 7.00%, 6/15/29	510	561,913
Series 2182, Class ZB, 8.00%, 9/15/29	911	1,035,287
Series 4273, Class PU, 4.00%, 11/15/43	420	426,807
Series 4337, Class YT, 3.50%, 4/15/49	2,013	1,980,503
Series 4416, Class SU, 4.826%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(15)	1,082	867,288
Series 4452, Class ZJ, 3.00%, 11/15/44	1,078	939,153
Series 4584, Class PM, 3.00%, 5/15/46	1,312	1,304,943
Series 4608, Class TV, 3.50%, 1/15/55	2,008	1,960,983
Series 4630, Class CZ, 3.00%, 12/15/43	1,022	964,403
Series 4677, Class SB, 8.453%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(15)	883	862,558
Series 4746, Class CZ, 4.00%, 11/15/47	1,346	1,315,642
Series 4751, Class ZC, 4.00%, 11/15/47	916	899,491
Series 4774, Class QD, 4.50%, 1/15/43	2,966	3,077,192
Series 4776, Class C, 4.50%, 3/15/43	3,988	4,138,392
Interest Only:(16)
Series 2631, Class DS, 5.203%, (7.10% - 1 mo. USD LIBOR), 6/15/33(15)	1,147	160,838
Series 2770, Class SH, 5.203%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)	1,480	251,306
Series 2981, Class CS, 4.823%, (6.72% - 1 mo. USD LIBOR), 5/15/35(15)	878	115,377
Series 3114, Class TS, 4.753%, (6.65% - 1 mo. USD LIBOR), 9/15/30(15)	2,197	245,799
Series 3339, Class JI, 4.693%, (6.59% - 1 mo. USD LIBOR), 7/15/37(15)	2,452	372,298
Series 4109, Class ES, 4.253%, (6.15% - 1 mo. USD LIBOR), 12/15/41(15)	35	5,351
Series 4121, Class IM, 4.00%, 10/15/39	3,349	342,960
Series 4163, Class GS, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/15/32(15)	4,173	676,019

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4169, Class AS, 4.353%, (6.25% - 1 mo. USD LIBOR), 2/15/33(15)	$2,381	$319,826
Series 4180, Class GI, 3.50%, 8/15/26	2,008	160,049
Series 4203, Class QS, 4.353%, (6.25% - 1 mo. USD LIBOR), 5/15/43(15)	2,569	332,219
Series 4212, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 7/15/38(15)	3,885	327,681
Series 4332, Class KI, 4.00%, 9/15/43	1,082	196,843
Series 4370, Class IO, 3.50%, 9/15/41	1,588	250,029
Series 4497, Class CS, 4.303%, (6.20% - 1 mo. USD LIBOR), 9/15/44(15)	3,663	719,436
Series 4507, Class EI, 4.00%, 8/15/44	3,739	698,197
Series 4535, Class JS, 4.203%, (6.10% - 1 mo. USD LIBOR), 11/15/43(15)	4,341	657,188
Series 4548, Class JS, 4.203%, (6.10% - 1 mo. USD LIBOR), 9/15/43(15)	4,615	743,698
Series 4629, Class QI, 3.50%, 11/15/46	3,858	674,865
Series 4644, Class TI, 3.50%, 1/15/45	3,081	573,599
Series 4653, Class PI, 3.50%, 7/15/44	3,327	523,874
Series 4667, Class PI, 3.50%, 5/15/42	4,666	736,189
Series 4676, Class DI, 4.00%, 7/15/44	5,643	940,523
Series 4744, Class IO, 4.00%, 11/15/47	2,980	640,933
Series 4749, Class IL, 4.00%, 12/15/47	2,472	591,734
Series 4767, Class IM, 4.00%, 5/15/45	2,965	500,211
Series 4768, Class IO, 4.00%, 3/15/48	3,000	731,472
Series 4772, Class PI, 4.00%, 1/15/48	1,989	477,567
Principal Only:(17)
Series 3309, Class DO, 0.00%, 4/15/37	1,315	1,120,356
Series 4478, Class PO, 0.00%, 5/15/45	845	679,699
		$35,771,388
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	$2,000	$2,194,524
		$2,194,524
Federal National Mortgage Association:
Series G-33, Class PT, 7.00%, 10/25/21	$51	$52,657
Series 1989-89, Class H, 9.00%, 11/25/19	5	4,801
Series 1991-122, Class N, 7.50%, 9/25/21	47	49,166
Series 1994-42, Class K, 6.50%, 4/25/24	215	229,144
Series 1997-38, Class N, 8.00%, 5/20/27	295	332,114
Series 2007-74, Class AC, 5.00%, 8/25/37	1,485	1,568,777
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(15)	445	477,039
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,447	1,160,463
Series 2013-6, Class TA, 1.50%, 1/25/43	1,363	1,303,099

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 2013-52, Class MD, 1.25%, 6/25/43	$1,563	$1,400,326
Series 2013-99, Class CF, 2.897%, (1 mo. USD LIBOR + 1.00%), 7/25/43(10)	437	387,195
Series 2015-74, Class SL, 1.235%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(15)	867	489,322
Series 2015-89, Class ZB, 3.00%, 5/25/54	105	104,899
Series 2017-15, Class LE, 3.00%, 6/25/46	1,723	1,693,444
Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,096	964,942
Series 2017-96, Class Z, 3.00%, 12/25/57	1,563	1,442,360
Series 2017-110, Class Z, 3.00%, 2/25/57	1,243	1,139,693
Series 2018-18, Class QD, 4.50%, 5/25/45	2,383	2,477,162
Interest Only:(16)
Series 2004-46, Class SI, 4.103%, (6.00% - 1 mo. USD LIBOR), 5/25/34(15)	1,413	159,568
Series 2005-17, Class SA, 4.803%, (6.70% - 1 mo. USD LIBOR), 3/25/35(15)	1,243	213,142
Series 2006-42, Class PI, 4.693%, (6.59% - 1 mo. USD LIBOR), 6/25/36(15)	2,018	306,758
Series 2006-44, Class IS, 4.703%, (6.60% - 1 mo. USD LIBOR), 6/25/36(15)	1,607	246,642
Series 2007-50, Class LS, 4.553%, (6.45% - 1 mo. USD LIBOR), 6/25/37(15)	1,187	183,398
Series 2008-26, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 4/25/38(15)	1,925	267,753
Series 2008-61, Class S, 4.203%, (6.10% - 1 mo. USD LIBOR), 7/25/38(15)	2,756	388,140
Series 2010-99, Class NS, 4.703%, (6.60% - 1 mo. USD LIBOR), 3/25/39(15)	1,022	49,848
Series 2010-109, Class PS, 4.703%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)	3,035	469,085
Series 2010-124, Class SJ, 4.153%, (6.05% - 1 mo. USD LIBOR), 11/25/38(15)	1,500	85,864
Series 2010-147, Class KS, 4.053%, (5.95% - 1 mo. USD LIBOR), 1/25/41(15)	4,053	437,659
Series 2010-150, Class GS, 4.853%, (6.75% - 1 mo. USD LIBOR), 1/25/21(15)	1,290	57,874
Series 2012-52, Class AI, 3.50%, 8/25/26	2,820	186,468
Series 2012-56, Class SU, 4.853%, (6.75% - 1 mo. USD LIBOR), 8/25/26(15)	519	22,777
Series 2012-63, Class EI, 3.50%, 8/25/40	3,228	371,812
Series 2012-103, Class GS, 4.203%, (6.10% - 1 mo. USD LIBOR), 2/25/40(15)	3,335	263,946
Series 2012-112, Class SB, 4.253%, (6.15% - 1 mo. USD LIBOR), 9/25/40(15)	4,431	627,374
Series 2012-118, Class IN, 3.50%, 11/25/42	4,368	869,197
Series 2012-150, Class PS, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	5,050	683,073

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-150, Class SK, 4.253%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	$2,863	$383,731
Series 2013-23, Class CS, 4.353%, (6.25% - 1 mo. USD LIBOR), 3/25/33(15)	2,381	327,842
Series 2013-54, Class HS, 4.403%, (6.30% - 1 mo. USD LIBOR), 10/25/41(15)	1,955	181,723
Series 2014-32, Class EI, 4.00%, 6/25/44	969	214,925
Series 2014-55, Class IN, 3.50%, 7/25/44	2,841	481,534
Series 2014-80, Class BI, 3.00%, 12/25/44	4,776	754,757
Series 2014-89, Class IO, 3.50%, 1/25/45	2,193	412,103
Series 2015-14, Class KI, 3.00%, 3/25/45	5,131	803,558
Series 2015-17, Class SA, 4.303%, (6.20% - 1 mo. USD LIBOR), 11/25/43(15)	3,735	589,977
Series 2015-52, Class MI, 3.50%, 7/25/45	2,602	457,291
Series 2015-57, Class IO, 3.00%, 8/25/45	12,643	1,957,049
Series 2015-93, Class BS, 4.253%, (6.15% - 1 mo. USD LIBOR), 8/25/45(15)	4,097	799,546
Series 2015-95, Class SB, 4.103%, (6.00% - 1 mo. USD LIBOR), 1/25/46(15)	3,462	535,162
Series 2017-46, Class NI, 3.00%, 8/25/42	3,250	479,194
Series 2018-21, Class IO, 3.00%, 4/25/48	4,974	997,227
Principal Only:(17)
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,061	902,618
		$31,445,218
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.647%, (1 mo. USD LIBOR + 5.75%), 7/25/29(10)	$730	$852,868
Series 2017-C03, Class 1B1, 6.747%, (1 mo. USD LIBOR + 4.85%), 10/25/29(10)	500	549,841
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	2,000	2,131,969
		$3,534,678
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$327,050
Series 2013-131, Class GS, 1.617%, (3.50% - 1 mo. USD LIBOR), 6/20/43(15)	906	602,829
Series 2017-82, Class TZ, 2.50%, 2/16/43	173	156,118
Interest Only:(16)
Series 2017-121, Class DS, 2.603%, (4.50% - 1 mo. USD LIBOR), 8/20/47(15)	5,127	323,113
		$1,409,110

Total Collateralized Mortgage Obligations (identified cost $78,112,261)		$74,354,918

Commercial Mortgage-Backed Securities — 5.7%
Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	$4,000	$3,297,999
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.815%, 4/15/47(9)(18)	1,425	1,265,384
Series 2014-C22, Class D, 4.711%, 9/15/47(9)(18)	1,850	1,538,702
Series 2014-C23, Class D, 4.106%, 9/15/47(9)(18)	850	728,142
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.588%, 8/15/46(9)(18)	1,850	1,815,277
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.271%, 7/15/50(9)(18)	1,500	1,312,149
RETL Trust
Series 2018-RVP, Class C, 3.946%, (1 mo. USD LIBOR + 2.05%), 3/15/33(9)(10)	455	458,334
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(9)(18)	2,000	1,969,907
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.426%, 7/15/46(9)(18)	2,000	1,675,269
Series 2015-SG1, Class C, 4.618%, 9/15/48(18)	1,399	1,336,748

Total Commercial Mortgage-Backed Securities (identified cost $15,780,754)		$15,397,911

Asset-Backed Securities — 12.4%
Security	Principal Amount (000’s omitted)	Value
Barings CLO, Ltd.
Series 2017-1A, Class E, 8.355%, (3 mo. USD LIBOR + 6.00%), 7/18/29(9)(10)	$2,000	$2,017,912
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 8.459%, (3 mo. USD LIBOR + 6.10%), 10/20/28(9)(10)	3,000	3,030,151
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.789%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,150	1,150,945
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(9)	100	99,589
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.359%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,000	1,967,668
Series 2015-23A, Class ER, 8.109%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	2,000	1,980,450
Highbridge Loan Management, Ltd.
Series 5A-2015, Class E, 7.709%, (3 mo. USD LIBOR + 5.35%), 1/29/26(9)(10)	1,963	1,964,802

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust
Series 2018-SFR1, Class C, 3.146%, (1 mo. USD LIBOR + 1.25%), 3/17/37(9)(10)	$190	$190,375
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.46%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	3,000	3,025,473
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class DR, 6.009%, (3 mo. USD LIBOR + 3.65%), 1/28/30(9)(10)	2,563	2,593,245
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.583%, (3 mo. USD LIBOR + 7.75%), 11/14/27(9)(10)	3,000	3,060,560
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.385%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	4,000	4,074,221
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 8.453%, (3 mo. USD LIBOR + 6.10%), 10/17/27(9)(10)	2,000	2,005,150
Series 2015-1A, Class DR, 8.092%, (3 mo. USD LIBOR + 6.20%), 5/21/29(9)(10)	2,000	2,019,270
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(9)	72	71,318
Series 2015-1A, Class B, 3.05%, 3/22/32(9)	97	96,759
Voya CLO, Ltd.
Series 2015-3A, Class D2, 7.809%, (3 mo. USD LIBOR + 5.45%), 10/20/27(9)(10)	3,000	3,013,019
Wind River CLO, Ltd.
Series 2017-1A, Class E, 8.775%, (3 mo. USD LIBOR + 6.42%), 4/18/29(9)(10)	1,050	1,065,142

Total Asset-Backed Securities (identified cost $32,359,539)		$33,426,049

U.S. Government Agency Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30	$1,500	$1,481,264

Total U.S. Government Agency Obligations (identified cost $1,473,399)		$1,481,264

Common Stocks — 0.6%
Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(19)(20)	8,898	$315,879
		$315,879

Business Equipment and Services — 0.1%
Education Management Corp.(4)(19)(20)	955,755	$0
RCS Capital Corp.(19)(20)	2,777	169,397
		$169,397

Electronics / Electrical — 0.0%(6)
Answers Corp.(4)(19)(20)	5,814	$48,082
		$48,082

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(19)(20)	8,641	$374
		$374

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(19)(20)	2,693	$30,566
		$30,566

Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(19)(20)	3,122	$212,296
Paragon Offshore Finance Company, Class A(19)(20)	270	371
Paragon Offshore Finance Company, Class B(19)(20)	135	4,421
Samson Resources II, LLC, Class A(19)(20)	4,171	75,078
		$292,166

Publishing — 0.3%
ION Media Networks, Inc.(4)(19)(20)	1,357	$887,220
		$887,220

Total Common Stocks (identified cost $479,893)		$1,743,684

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(4)(19)(20)	1,063	$0

Total Convertible Preferred Stocks (identified cost $75,023)		$0

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 7.0%

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/17/18(21)	$3,000	$2,997,884

Total U.S. Treasury Obligations (identified cost $2,997,913)		$2,997,884

Other — 5.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(22)	15,695,521	$15,693,951

Total Other (identified cost $15,693,329)		$15,693,951

Total Short-Term Investments (identified cost $18,691,242)		$18,691,835

Total Investments — 130.8% (identified cost $354,238,521)		$351,662,429

Less Unfunded Loan Commitments — (0.0)%(6)		$(11,250)

Net Investments — 130.8% (identified cost $354,227,271)		$351,651,179

Other Assets, Less Liabilities — (30.8)%		$(82,805,868)

Net Assets — 100.0%		$268,845,311

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(5)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $83,517,924 or 31.1% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $26,371,285 or 9.8% of the Fund’s net assets.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(16)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(19)	Non-income producing security.

(20)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

25	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	609,527	EUR	490,110	Australia and New Zealand Banking Group Limited	5/30/18	$16,531	$—
USD	206,369	EUR	163,932	Australia and New Zealand Banking Group Limited	5/30/18	8,024	—
USD	250,337	EUR	201,941	Australia and New Zealand Banking Group Limited	5/30/18	6,004	—
USD	225,673	EUR	181,347	HSBC Bank USA, N.A.	5/30/18	6,256	—
USD	166,809	EUR	134,933	Australia and New Zealand Banking Group Limited	6/19/18	3,284	—
USD	2,175,306	EUR	1,753,289	Deutsche Bank AG	6/28/18	48,873	—
USD	1,029,000	EUR	823,625	Goldman Sachs International	6/29/18	30,002	—
USD	1,178,036	EUR	938,046	Goldman Sachs International	7/12/18	39,076	—
USD	1,058,085	EUR	845,318	Goldman Sachs International	7/12/18	31,714	—
USD	59,208	GBP	42,334	State Street Bank and Trust Company	7/31/18	671	—

						$190,435	$—

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	22	Short	Jun-18	$(2,103,922)	$11,344
10-Year USD Deliverable Interest Rate Swap	66	Short	Jun-18	(6,157,594)	37,194
U.S. 10-Year Treasury Note	135	Long	Jun-18	16,149,375	665

					$49,203

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	2,339	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$(6,413)
LCH.Clearnet	EUR	280	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(2,381)
LCH.Clearnet	EUR	370	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	9/20/27	(3,329)
LCH.Clearnet	EUR	100	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/20/28	(560)
LCH.Clearnet	EUR	125	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.01% (pays annually)	3/21/28	(921)
LCH.Clearnet	USD	1,200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	22,557
LCH.Clearnet	USD	335	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.93% (pays semi-annually)	11/3/20	5,246
LCH.Clearnet	USD	200	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	3/16/21	526

26	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	645	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	$27,351
LCH.Clearnet	USD	325	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/7/22	9,213
LCH.Clearnet	USD	320	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	22,331
LCH.Clearnet	USD	1,371	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	89,206
LCH.Clearnet	USD	140	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	2,638
LCH.Clearnet	USD	60	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	895
LCH.Clearnet	USD	197	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	3,591

							$169,950

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Indonesia	ICE Clear Credit	$5,200	1.00% (pays quarterly)(1)	12/20/22	0.96%	$15,848	$12,002	$27,850

Total		$5,200				$15,848	$12,002	$27,850

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$2,119	5.00% (pays quarterly)(1)	6/20/23	2.91%	$212,293	$(216,264)	$(3,971)
Argentina	Goldman Sachs International	2,119	5.00% (pays quarterly)(1)	6/20/23	2.91	212,293	(224,285)	(11,992)
Brazil	Citibank, N.A.	8,000	1.00% (pays quarterly)(1)	6/20/23	1.71	(253,795)	245,506	(8,289)
Colombia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	6/20/23	1.06	(8,597)	28,581	19,984
Croatia	Nomura International PLC	5,000	1.00% (pays quarterly)(1)	12/20/21	0.59	77,344	167,466	244,810

27	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$5,000	1.00% (pays quarterly)(1)	12/20/21	1.13%	$(16,467)	$197,395	$180,928
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.99	3,609	29,626	33,235
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.54	37,503	7,514	45,017
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.8	24,129	35,365	59,494
Mexico	BNP Paribas	5,000	1.00% (pays quarterly)(1)	6/20/23	1.14	(26,567)	41,914	15,347
Peru	BNP Paribas	5,000	1.00% (pays quarterly)(1)	6/20/23	0.76	62,224	(37,691)	24,533
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.57	35,573	(3,775)	31,798
Russia	Citibank, N.A.	5,000	1.00% (pays quarterly)(1)	12/20/22	1.22	(40,792)	108,641	67,849
Russia	Goldman Sachs International	4,000	1.00% (pays quarterly)(1)	12/20/22	1.22	(32,633)	81,222	48,589
Saudi Arabia	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	0.80	20,056	(3,469)	16,587
Turkey	BNP Paribas	9,500	1.00% (pays quarterly)(1)	6/20/23	1.96	(407,667)	409,488	1,821

Total		$66,638				$(101,494)	$867,234	$765,740

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $71,838,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

28	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $338,533,942)	$335,957,228
Affiliated investment, at value (identified cost, $15,693,329)	15,693,951
Cash	3,466,074
Deposits for derivatives collateral —
Financial futures contracts	1,018,939
Centrally cleared swap contracts	4,602,217
Foreign currency, at value (identified cost, $59,714)	58,411
Interest receivable	2,967,196
Dividends receivable from affiliated investment	21,302
Receivable for investments sold	428,158
Receivable for variation margin on open financial futures contracts	4,799
Receivable for variation margin on open centrally cleared swap contracts	3,320
Receivable for open forward foreign currency exchange contracts	190,435
Receivable for open swap contracts	789,992
Premium paid on open non-centrally cleared swap contracts	485,484
Tax reclaims receivable	21,256
Prepaid upfront fees on notes payable	53,242
Other assets	10,692
Total assets	$365,772,696

Liabilities
Notes payable	$92,000,000
Payable for investments purchased	2,822,063
Payable for open swap contracts	24,252
Premium received on open non-centrally cleared swap contracts	1,352,718
Payable to affiliates:
Investment adviser fee	273,353
Trustees’ fees	1,602
Accrued expenses	453,397
Total liabilities	$96,927,385
Commitments and contingencies (Note 10)
Net Assets	$268,845,311

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 17,880,596 shares issued and outstanding	$178,806
Additional paid-in capital	281,790,875
Accumulated distributions in excess of net investment income	(2,945,836)
Accumulated net realized loss	(8,824,791)
Net unrealized depreciation	(1,353,743)
Net Assets	$268,845,311

Net Asset Value
($268,845,311 ÷ 17,880,596 common shares issued and outstanding)	$15.04

29	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income	$9,152,498
Dividends from affiliated investment	120,479
Total investment income	$9,272,977

Expenses
Investment adviser fee	$1,631,401
Trustees’ fees and expenses	9,148
Custodian fee	104,976
Transfer and dividend disbursing agent fees	8,999
Legal and accounting services	95,234
Printing and postage	52,208
Interest expense and fees	1,140,432
Miscellaneous	21,217
Total expenses	$3,063,615

Net investment income	$6,209,362

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$885,072
Investment transactions — affiliated investment	(4,176)
Financial futures contracts	459,080
Swap contracts	740,665
Foreign currency transactions	5,989
Forward foreign currency exchange contracts	(223,990)
Net realized gain	$1,862,640
Change in unrealized appreciation (depreciation) —
Investments	$(5,154,892)
Investments — affiliated investment	1,401
Financial futures contracts	(74,177)
Swap contracts	277,834
Foreign currency	644
Forward foreign currency exchange contracts	92,405
Net change in unrealized appreciation (depreciation)	$(4,856,785)

Net realized and unrealized loss	$(2,994,145)

Net increase in net assets from operations	$3,215,217

30	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$6,209,362	$12,545,322
Net realized gain	1,862,640	2,465,258
Net change in unrealized appreciation (depreciation)	(4,856,785)	7,293,976
Net increase in net assets from operations	$3,215,217	$22,304,556
Distributions to shareholders —
From net investment income	$(8,207,194)*	$(16,312,002)
Tax return of capital	—	(1,309,325)
Total distributions	$(8,207,194)	$(17,621,327)

Net increase (decrease) in net assets	$(4,991,977)	$4,683,229

Net Assets
At beginning of period	$273,837,288	$269,154,059
At end of period	$268,845,311	$273,837,288

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,945,836)	$(948,004)

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

31	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2018
Net increase in net assets from operations	$3,215,217
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(72,875,775)
Investments sold and principal repayments	61,375,288
Decrease in short-term investments, net, excluding foreign government securities	1,178,955
Net amortization/accretion of premium (discount)	3,128,740
Amortization of prepaid upfront fees on notes payable	33,489
Increase in deposits for derivatives collateral — financial futures contracts	(481,393)
Increase in deposits for derivatives collateral — centrally cleared swap contracts	(16,464)
Decrease in deposits for derivatives collateral — OTC derivatives	400,000
Increase in interest receivable	(6,696)
Increase in dividends receivable from affiliated investment	(4,327)
Increase in receivable for variation margin on open financial futures contracts	(4,799)
Increase in receivable for variation margin on open centrally cleared swap contracts	(2,724)
Increase in receivable for open forward foreign currency exchange contracts	(91,355)
Increase in receivable for open swap contracts	(127,941)
Increase in premium paid on open non-centrally cleared swap contracts	(481,195)
Increase in tax reclaims receivable	(863)
Increase in other assets	(1,922)
Decrease in payable for variation margin on open financial futures contracts	(2,489)
Decrease in payable for open forward foreign currency exchange contracts	(1,050)
Increase in payable for open swap contracts	2,063
Decrease in premium received on open non-centrally cleared swap contracts	(155,249)
Decrease in payable to affiliate for investment adviser fee	(2,022)
Decrease in payable to affiliate for Trustees’ fees	(461)
Decrease in accrued expenses	(30,954)
Increase in unfunded loan commitments	11,250
Net change in unrealized (appreciation) depreciation from investments	5,153,491
Net realized gain from investments	(880,896)
Net cash used in operating activities	$(670,082)

Cash Flows From Financing Activities
Cash distributions paid	$(8,207,194)
Payment of prepaid upfront fees on notes payable	(60,000)
Proceeds from notes payable	34,000,000
Repayments of notes payable	(25,000,000)
Net cash provided by financing activities	$732,806

Net increase in cash*	$62,724

Cash at beginning of period(1)	$3,461,761

Cash at end of period(1)	$3,524,485

Supplemental disclosure of cash flow information
Cash paid for interest and fees	$1,116,593

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $2,585.

32	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$15.310		$15.050	$15.370	$16.460	$16.970	$17.860

Income (Loss) From Operations
Net investment income(1)	$0.347		$0.702	$0.723	$0.777	$0.804	$0.824
Net realized and unrealized gain (loss)	(0.158)		0.544	0.030	(0.860)	(0.261)	(0.634)

Total income (loss) from operations	$0.189		$1.246	$0.753	$(0.083)	$0.543	$0.190

Less Distributions
From net investment income	$(0.459	)*	$(0.913)	$(0.635)	$(0.512)	$(0.759)	$(0.697)
Tax return of capital	—		(0.073)	(0.445)	(0.568)	(0.321)	(0.383)

Total distributions	$(0.459)		$(0.986)	$(1.080)	$(1.080)	$(1.080)	$(1.080)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.007	$0.073	$0.027	$—

Net asset value — End of period	$15.040		$15.310	$15.050	$15.370	$16.460	$16.970

Market value — End of period	$13.550		$14.190	$13.360	$13.580	$14.530	$15.290

Total Investment Return on Net Asset Value(2)	1.49	%(3)	9.16%	6.10%	0.84%	4.10%	1.47%

Total Investment Return on Market Value(2)	(1.25	)%(3)	13.86%	6.60%	0.87%	2.05%	(5.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268,845		$273,837	$269,154	$275,694	$306,210	$320,514
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.42	%(5)	1.49%	1.53%	1.51%	1.53%	1.55%
Interest and fee expense(6)	0.85	%(5)	0.72%	0.61%	0.48%	0.36%	0.47%
Total expenses(4)	2.27	%(5)	2.21%	2.14%	1.99%	1.89%	2.02%
Net investment income	4.60	%(5)	4.61%	4.81%	4.84%	4.80%	4.72%
Portfolio Turnover	18	%(3)	50%	42%	34%	41%	48%
Senior Securities:
Total notes payable outstanding (in 000’s)	$92,000		$83,000	$102,000	$123,000	$128,000	$95,000
Asset coverage per $1,000 of notes payable(7)	$3,922		$4,299	$3,639	$3,241	$3,392	$4,374

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7) and securities sold short.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

33	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of seeking capital appreciation to the extent consistent with its primary goal.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

34

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

35

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Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and

36

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

P  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

Q  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

R  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2018, the amount of distributions estimated to be a tax return of capital was approximately $1,090,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $6,737,829 and deferred capital losses of $2,211,983 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($5,165,932) and October 31, 2019 ($1,571,897) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $2,211,983 are long-term.

37

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$356,049,240

Gross unrealized appreciation	$9,232,701
Gross unrealized depreciation	(12,427,584)

Net unrealized depreciation	$(3,194,883)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The advisory agreements provide that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2018, the Fund’s investment leverage was 40% of its total leveraged assets. For the six months ended April 30, 2018, the Fund’s investment adviser fee amounted to $1,631,401 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.21% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$47,970,986	$50,835,897
U.S. Government and Agency Securities	24,138,082	9,765,272

	$72,109,068	$60,601,169

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2018 and the year ended October 31, 2017.

At April 30, 2018, one shareholder owned 20.2% of the outstanding shares of the Fund.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2018 and the year ended October 31, 2017.

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Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $786,518. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $751,469 at April 30, 2018.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

39

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$15,848	$—	$232,757	$248,605
Receivable for open forward foreign currency exchange contracts	—	190,435	—	190,435
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	685,024	—	—	685,024

Total Asset Derivatives	$700,872	$190,435	$232,757	$1,124,064

Derivatives not subject to master netting or similar agreements	$15,848	$—	$232,757	$248,605

Total Asset Derivatives subject to master netting or similar agreements	$685,024	$190,435	$—	$875,459

	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$(13,604)	$(13,604)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(786,518)	—	—	(786,518)

Total Liability Derivatives	$(786,518)	$—	$(13,604)	$(800,122)

Derivatives not subject to master netting or similar agreements	$—	$—	$(13,604)	$(13,604)

Total Liability Derivatives subject to master netting or similar agreements	$(786,518)	$—	$—	$(786,518)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$33,843	$—	$—	$—	$33,843	$—
Bank of America, N.A.	3,609	—	—	—	3,609	—
Barclays Bank PLC	97,205	—	—	—	97,205	—
BNP Paribas	62,224	(62,224)	—	—	—	—
Deutsche Bank AG	48,873	—	—	—	48,873	—
Goldman Sachs International	525,378	(57,697)	(408,298)	—	59,383	—
HSBC Bank USA, N.A.	6,256	—	—	—	6,256	—
JPMorgan Chase Bank, N.A.	20,056	—	—	—	20,056	—
Nomura International PLC	77,344	—	(59,811)	—	17,533	—
State Street Bank and Trust Company	671	—	—	—	671	—

	$875,459	$(119,921)	$(468,109)	$—	$287,429	$—

40

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
BNP Paribas	$(434,234)	$62,224	$372,010	$—	$—	$—
Citibank, N.A.	(294,587)	—	294,587	—	—	—
Goldman Sachs International	(57,697)	57,697	—	—	—	—

	$(786,518)	$119,921	$666,597	$—	$—	$—

Total — Deposits for derivatives collateral — OTC derivatives						$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$459,080
Swap contracts	726,587	—	14,078
Forward foreign currency exchange contracts	—	(223,990)	—

Total	$726,587	$(223,990)	$473,158

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(74,177)
Swap contracts	118,595	—	159,239
Forward foreign currency exchange contracts	—	92,405	—

Total	$118,595	$92,405	$85,062

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$4,736,000	$8,838,000	$7,971,000	$77,843,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $120 million ($140 million prior to March 20, 2018) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2019, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 20, 2018, the Fund paid an upfront fee of $60,000, which is being amortized to interest expense through March 19, 2019. The unamortized balance at April 30, 2018 is approximately $53,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $26,731

41

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

of amortization of previously paid upfront fees related to the period from November 1, 2017 through March 20, 2018 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2018, the Fund had borrowings outstanding under the Agreement of $92,000,000 at an interest rate of 2.59%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. For the six months ended April 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $85,458,564 and 2.36%, respectively.

8  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$93,684,878	$459,901	$94,144,779
Corporate Bonds & Notes	—	54,749,059	—	54,749,059
Foreign Corporate Bonds	—	580,520	—	580,520
Foreign Government Securities	—	25,402,401	—	25,402,401
Sovereign Loans	—	2,832,851	—	2,832,851
Mortgage Pass-Throughs	—	28,845,908	—	28,845,908
Collateralized Mortgage Obligations	—	74,354,918	—	74,354,918
Commercial Mortgage-Backed Securities	—	15,397,911	—	15,397,911
Asset-Backed Securities	—	33,426,049	—	33,426,049
U.S. Government Agency Obligations	—	1,481,264	—	1,481,264
Common Stocks	30,566	565,520	1,147,598	1,743,684
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments —
U.S. Treasury Obligations	—	2,997,884	—	2,997,884
Other	—	15,693,951	—	15,693,951

Total Investments	$30,566	$350,013,114	$1,607,499	$351,651,179

42

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$190,435	$—	$190,435
Futures Contracts	49,203	—	—	49,203
Swap Contracts	—	884,426	—	884,426

Total	$79,769	$351,087,975	$1,607,499	$352,775,243

Liability Description

Swap Contracts	$—	$(800,122)	$—	$(800,122)

Total	$—	$(800,122)	$—	$(800,122)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $932,000 (equal to 0.35% of net assets at April 30, 2018). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

43

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 15, 2018. The following action was taken by the shareholders:

Item 1:  The election of Thomas E. Faust Jr., Cynthia E. Frost and Scott E. Wennerholm as Class I Trustees of the Fund, each for a three-year term expiring in 2021.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr.	16,577,729	296,461
Cynthia E. Frost	16,570,493	303,697
Scott E. Wennerholm	16,585,114	289,076

44

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Diversified Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating rate loans, foreign debt obligations, including debt of emerging market issuers, and mortgage-backed securities. The Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

46

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was equal to the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

47

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Short Duration Diversified Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Diversified Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

49

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7741    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018